Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2017
Earnings (Losses) Per Share [Abstract]
EARNINGS (LOSSES) PER SHARE
NOTE 11:-	EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (losses) per share:

	Year ended December 31,
	2015	2016	2017
Numerator for basic and diluted net earnings (losses) per share:

Net income (loss)	$4,725	$828	$(2,015)

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings (losses) per share	24,633,369	30,562,255	33,574,147
Effect of dilutive securities:
Employee share options	1,825,215	1,170,277	-

Denominator for diluted net earnings (losses) per share	26,458,584	31,732,532	33,574,147

Basic net earnings (losses) per share	$0.19	$0.03	$(0.06)

Diluted net earnings (losses) per share	$0.18	$0.03	$(0.06)